OTHER LIABILITIES	12 Months Ended
Dec. 31, 2025
Miscellaneous liabilities [abstract]
OTHER LIABILITIES	OTHER LIABILITIES

	2025	2024
Non-current
Employee benefit plans	703,672	1,118,478
Termination payment plans	365,183	210,425
Total	1,068,855	1,328,903
Current
Termination payment plans	746,067	630,459
Dividends payable to third parties minority	223,891	297,707
Others	332,826	382,410
Total	1,302,784	1,310,576